Intangible Assets and Goodwill - Summary of Amortization Expense has Recorded in Consolidated Statements of Earnings and Comprehensive Income or Loss (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Amortization Expense [Line Items]
Amortization expense	$ 704,705	$ 924,236
Research and development expenses
Disclosure Of Amortization Expense [Line Items]
Amortization expense	10,096
Selling, general and administrative expenses
Disclosure Of Amortization Expense [Line Items]
Amortization expense	$ 694,609	$ 924,236